Share based compensation (Details 6) - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number Of Restricted Stock Units
Outstanding, beginning balance	915,000	0	348,334
Granted	1,875,000	1,035,000	0
Common shares issued	(194,206)	0	(256,619)
Restricted stock unit, payroll withholdings settled in cash	(110,796)	0	(91,715)
Forfeited	0	(120,000)
Outstanding, ending balance	2,484,998	915,000	0
Weighted Average Exercise Price
Weighted average exercise price, outstanding, beggining balance	$ 0.16	$ 0	$ 0.21
Weighted average exercise price, Granted	0.20	0.14	0
Weighted average exercise price, Common shares issued	(0.20)	0	(0.26)
Weighted average exercise price, Payroll withholdings settled in cash	(0.20)	0	(0.23)
Weighted average exercise price, Forfeited	0	(0.14)
Weighted average exercise price, outstanding, ending balance	$ 0.35	$ 0.16	$ 0